Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Summary of Loans

	December 31,	December 31,
	2021	2022
Unsecured borrowings at amortized cost
Loans from government (a)	$11,335,661	$11,855,579

Secured borrowings at amortized cost
Other long-term borrowings (b)	$19,521,647	$25,549,385

Total borrowings	$30,857,308	$37,404,964

Analyzed as:
Current and repayable on demand or within 1 year	$—	$7,748,831
Non-current and repayable more than 1 year	$30,857,308	$29,656,133
Total borrowings	$30,857,308	$37,404,964